Provisions (Tables)	12 Months Ended
Jun. 30, 2023
Provision for dividends and other liabilities [member]
Statement [Line Items]
Summary of Provisions
The disclosure below excludes closure and r
e
habilitation provisions (refer to note 15 ‘Closure and rehabilitation provisions’), employee benefits, restructuring and post-retirement employee benefits provisions (refer to note 27 ‘Employee benefits, restructuring and post-retirement employee benefits provisions’) and provisions related to the Samarco dam failure (refer to note 4 ‘Significant events – Samarco dam failure’).

	2023	2022
	US$M	US$M
At the beginning of the financial year	674	581
Acquisition of subsidiaries and operations 1	61	–
Dividends determined	13,420	17,720
Charge/(credit) for the year:
Underlying	156	493
Discounting	2	1
Exchange variations	(161)	122
Released during the year	(62)	(48)
Utilisation	(35)	(96)
Dividends paid	(13,268)	(17,851)
Divestment and demerger of subsidiaries and operations	–	(146)
Transfers and other movements	(18)	(102)

At the end of the financial year	769	674

Comprising:
Current	384	356
Non-current	385	318

1	Relates to the acquisition of OZL on 2 May 2023. Refer to note 29 ‘Business combinations’ for more information.

Samarco dam failure [member]
Statement [Line Items]
Summary of Financial Impacts of Samarco Dam Failure
The financial impacts of the Samarco dam failure on the Group’s income statement, balance sheet and cash flow statement for the year ended 30 June 2023 are shown in the tables below and have been treated as an exceptional item.

Financial impacts of Samarco dam failure	2023	2022	2021
	US$M	US$M	US$M
Income statement
Other income 1	–	–	34
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure 2	(103)	(66)	(46)
Profit/(loss) from equity accounted investments, related impairments and expenses:
Samarco impairment expense 3	–	–	(111)
Samarco dam failure provision 4	(256)	(595)	(1,015)
Fair value change on forward exchange derivatives 5	471	(81)	136

Profit/(loss) from operations	112	(742)	(1,002)
Net finance costs 6	(452)	(290)	(85)

Loss before taxation	(340)	(1,032)	(1,087)
Income tax benefit/(expense) 7	17	(31)	(71)

Loss after taxation	(323)	(1,063)	(1,158)

Balance sheet movement
Trade and other payables	(6)	(1)	(5)
Derivatives	337	(160)	136
Tax liabilities	17	(31)	(71)
Provisions	(260)	(629)	(741)

Net decrease/(increase) in liabilities	88	(821)	(681)

		2023		2022		2021
		US$M		US$M		US$M
Cash flow statement
Loss before taxation		(340)		(1,032)		(1,087)
Adjustments for:
Samarco impairment expense 3	–		–		111
Samarco dam failure provision 4	256		595		1,015
Fair value change on forward exchange derivatives 5	(471)		81		(136)
Proceeds of cash management related instruments	134		79		–
Net finance costs 6	452		290		85
Changes in assets and liabilities:
Trade and other payables	6		1		5

Net operating cash flows		37		14		(7)

Net investment and funding of equity accounted investments 8		(448)		(256)		(470)

Net investing cash flows		(448)		(256)		(470)

Net decrease in cash and cash equivalents		(411)		(242)		(477)

1	Proceeds from insurance settlements.

2	Includes legal and advisor costs incurred.

3	Impairment expense from working capital funding provided during the period.

4	US$(33) million (2022: US$691 million; 2021: US$836 million) change in estimate and US$289 million (2022: US$(96) million; 2021: US$179 million) exchange translation.

5
The Group enters into forward exchange contracts to limit the Brazilian reais exposure on the dam failure provision. While not applying hedge accounting, the fair value changes in the forward exchange instruments are recorded within Profit/(loss) from equity accounted investments, related impairments and expenses in the Income Statement.

6	Amortisation of discounting of provision.

7	Includes tax on forward exchange derivatives and other taxes incurred during the period.

8
Includes US$ nil (2022: US$ nil; 2021: US$(111) million) funding provided during the period and US$(448) million (2022: US$(256) million; 2021: US$(359) million) utilisation of the Samarco dam failure provision.

Summary of Provisions
Provision related to the Samarco dam failure

		2023		2022
		US$M		US$M
At the beginning of the financial year		3,421		2,792
Movement in provision		260		629
Comprising:
Utilised	(448)		(256)
Adjustments charged to the income statement:
Change in cost estimate	(33)		691
Amortisation of discounting impacting net finance costs	452		290
Exchange translation	289		(96)

At the end of the financial year		3,681		3,421

Comprising:
Current		1,876		1,815
Non-current		1,805		1,606

At the end of the financial year		3,681		3,421